Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Goodwill [Table Text Block]
The following is a summary of activity in goodwill by reportable segment.

		Non-driver	Consolidated
	Driver IC	products	Total
	(in thousands)

Balance, December 31, 2011	$26,846	-	26,846
Balance, December 31, 2012	$26,846	1,292	28,138
Balance, December 31, 2013	$26,846	1,292	28,138

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Basic and diluted earnings per ordinary share have been calculated as follows:

	Year Ended December 31,
	2011	2012	2013

Net income attributable to Himax Technologies, Inc. stockholders (in thousands)	$10,706	51,596	61,476
Denominator for basic earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	353,771	341,056	340,423
Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$0.03	0.15	0.18

Schedule Of Earnings Per Share Reconciliation Under Treasury Stock Method [Table Text Block]
Contingently issuable ordinary shares underlying the unvested RSUs granted to employees are included in the calculation of diluted earnings per ordinary share based on treasury stock method. In 2011, the unvested 437,029 RSUs (represents 874,058 ordinary shares) which will vest in 2012 were excluded as their effect would be anti-dilutive.

	Year Ended December 31,
	2011	2012	2013

Net income attributable to Himax Technologies, Inc. stockholders (in thousands)	$10,706	51,596	61,476
Denominator for diluted earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	353,771	341,056	340,423
Unvested RSUs (in thousands)	56	468	3,195
	353,827	341,524	343,618
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$0.03	0.15	0.18

Schedule Of Changes In CompanyS Ownership Interests In Subsidiaries [Table Text Block]
The effects of changes in the Company’s ownership interests in its subsidiaries on Himax Technologies, Inc. equity are set forth as follows:

	Year Ended December 31,
	2011	2012	2013

Net income attributable to Himax Technologies, Inc. stockholders	$10,706	51,596	61,476
Transfers (to) from the noncontrolling interests:
Increase (decrease) in Himax Technologies, Inc.’s paid-in capital for sale of shares of subsidiaries	2,150	501	(1,455)
Decrease in Himax Technologies, Inc.’s paid-in capital for purchase of shares of subsidiaries	(2,532)	-	(1,006)
Change from net income attributable to Himax Technologies, Inc. stockholders and transfers from noncontrolling interests	$10,324	52,097	59,015